U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI  53202

April 12, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Tocqueville Trust (the “Trust”)
Securities Act Registration No: 033-08746
Investment Fund Act Registration No: 811-04840
The Tocqueville Gold Fund (S000006349)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated April 8, 2019, and filed electronically as Post-Effective Amendment No. 71 to the Fund’s Registration Statement on Form N-1A on April 8, 2019.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6115.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services